STOCK WARRAAND STOCK OPTIONS (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Exercise Price Per wrrant expired				$ 0.6319
Warrants [Member]
Outstanding at beginning of period	584,317	598,414	598,414	721,678
Warrants Granted	2,222,012	320,000	440,000	916,579
Warrants Exercised	(176,938)	(454,097)	(454,097)	(1,038,339)
Warrants Expired				(1,504)
Outstanding at ending of periods	2,629,391	464,317	584,317	598,414
Warrants [Member] | Minimum [Member]
Outstanding at beginning of period	$ 0.50		$ 0.13304	$ 0.1397
Warrants Granted	3.00	$ 0.50	0.50	0.06
Warrants Exercised	0.50	0.13304	0.13304	0.1430
Outstanding at end of period	0.50	0.50	0.50
Warrants [Member] | Maximum [Member]
Warrants Granted	2.00		2.00	0.2062
Warrants Exercised		0.15299	0.15299	0.1497
Outstanding, beginning of period	0.20			0.6319
Outstanding at end of period	$ 3.00	$ 1.039375	$ 2.00	$ 1.039375
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life , Beginning balance	3 years 9 months 18 days	3 years 11 months 19 days	3 years 11 months 19 days	3 years 5 months 12 days
Weighted Average Remaining Contractual Life, Warrants granted	3 years 4 months 24 days	4 years 8 months 4 days	4 years 4 months 28 days	3 years 11 months 19 days
Weighted Average Remaining Contractual Life, Ending balance	3 years 3 months 18 days	3 years 10 months 28 days	3 years 9 months 18 days	3 years 11 months 19 days
Weighted Average Exercise Price Per Share
Weighted Average Exercise Price Per Share, Beginning balance	$ 0.9413	$ 0.3607	$ 0.3592	$ 0.1929
Weighted Average Exercise Price Per Share, Warrants granted	2.45	0.50	0.9091	0.2860
Weighted Average Exercise Price Per Share, Warrants exercised	0.50	0.1451	0.1451	0.1463
Weighted Average Exercise Price Per Share, ending balance	$ 2.25	$ 0.66765	$ 0.9413	0.3592
Weighted Average Exercise Price Per Share, Warrants expired				$ 0.6319
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Beginning balance	$ 1,173,737	$ 1,276,870	$ 1,276,870	$ 0
Aggregate Intrinsic Value, Warrants granted	108,506	761,000	898,000	2,022,912
Aggregate Intrinsic Value, Ending balance	$ 665,424	$ 1,027,234	$ 1,173,737	$ 1,276,870